Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2026	Jan. 31, 2025
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 2,211
Gains/(losses) recorded in income	[1]	21
Gains/(losses) recorded in OCI		(2)
Purchases/ Issuances		231
Sales/ Settlements		(271)
Fair value, ending balance		2,208
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	37
Transfers into Level 3		33
Transfers out of Level 3		(15)
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance			$ 10
Gains/(losses) recorded in income	[1]		3
Purchases/ Issuances			4
Transfers out of Level 3			3
Fair value, ending balance			20
Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		120
Purchases/ Issuances		(5)
Sales/ Settlements		(71)
Fair value, ending balance		67
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	15
Transfers into Level 3		31
Transfers out of Level 3		(8)
Obligations related to securities sold short [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance			(2)
Transfers out of Level 3			2
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		13	25
Gains/(losses) recorded in income	[1]	(1)	1
Gains/(losses) recorded in OCI		(3)
Purchases/ Issuances		168	1
Sales/ Settlements			(13)
Fair value, ending balance		172
Transfers into Level 3		2	7
Transfers out of Level 3		(7)	(11)
Fair value, ending balance			10
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		12
Gains/(losses) recorded in income	[1]	(1)
Purchases/ Issuances		4
Fair value, ending balance		11
Transfers into Level 3		2
Transfers out of Level 3		(6)
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1
Gains/(losses) recorded in OCI		(3)
Purchases/ Issuances		164
Fair value, ending balance		161
Transfers out of Level 3		(1)
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		2,078	1,901
Gains/(losses) recorded in income	[1]	22	51
Gains/(losses) recorded in OCI		1	5
Purchases/ Issuances		68	71
Sales/ Settlements		(200)	(8)
Fair value, ending balance		1,969
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	22
Transfers out of Level 3			(8)
Fair value, ending balance			$ 2,012
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		2,046
Gains/(losses) recorded in income	[1]	22
Gains/(losses) recorded in OCI		2
Purchases/ Issuances		68
Sales/ Settlements		(200)
Fair value, ending balance		1,938
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	22
Investment securities [member] | Corporate and Other Debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		32
Gains/(losses) recorded in OCI		(1)
Fair value, ending balance		31
Derivative financial assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		3
Gains/(losses) recorded in income	[1]	(1)
Sales/ Settlements		(2)
Derivative financial assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		161
Gains/(losses) recorded in income	[1]	(9)
Purchases/ Issuances		5
Sales/ Settlements		(70)
Fair value, ending balance		93
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[3]	11
Transfers into Level 3		31
Transfers out of Level 3		(25)
Derivative financial assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		16
Gains/(losses) recorded in income	[1]	(6)
Fair value, ending balance		10
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	(6)
Derivative financial assets [member] | Credit Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		4
Gains/(losses) recorded in income	[1]	2
Fair value, ending balance		6
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	2
Derivative financial assets [member] | Foreign exchange and gold contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1
Gains/(losses) recorded in income	[1]	1
Fair value, ending balance		1
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	1
Transfers out of Level 3		(1)
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(8)
Gains/(losses) recorded in income	[1]	4
Purchases/ Issuances		(1)
Sales/ Settlements		1
Fair value, ending balance		(3)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[4]	(2)
Transfers out of Level 3		1
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(43)
Gains/(losses) recorded in income	[1]	7
Purchases/ Issuances		(9)
Fair value, ending balance		(28)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2],[3]	7
Transfers out of Level 3		17
Credit Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(2)
Fair value, ending balance		(2)
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(12)
Gains/(losses) recorded in income	[1]	2
Fair value, ending balance		(10)
Change in unrealized gains/(losses)recorded in income for instruments still held	[2]	$ 2

[1]	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
[2]	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
[3]	Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.
[4]	Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.